Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investments	$ 32,118	$ 9,354
Accumulated other comprehensive loss	(136,299)	(138,533)
West African Resources Ltd. (Note 8)
Disclosure of financial assets [line items]
Investments	21,289	0
Accumulated other comprehensive loss	759	0
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	8,615	6,413
Accumulated other comprehensive loss	(11,578)	(13,780)
RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	1,286	2,233
Accumulated other comprehensive loss	(12,114)	(11,167)
Libero Copper & Gold Corporation
Disclosure of financial assets [line items]
Investments	904	693
Accumulated other comprehensive loss	272	61
Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	24	15
Accumulated other comprehensive loss	4	(5)
Investments in Equity Instruments Designated At Fair Value Through Other Comprehensive Income
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	(22,657)	(24,891)
Cost
Disclosure of financial assets [line items]
Investments	54,775	34,245
Cost | West African Resources Ltd. (Note 8)
Disclosure of financial assets [line items]
Investments	20,530	0
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	13,400	13,400
Cost | Libero Copper & Gold Corporation
Disclosure of financial assets [line items]
Investments	632	632
Cost | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	$ 20	$ 20